Document And Entity Information	3 Months Ended
Mar. 29, 2026
Document Information Line Items
Entity Central Index Key	0001838987
Document Type	S-1
Entity Registrant Name	SunPower Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false